Interest in Other entities (Tables)	12 Months Ended
Mar. 31, 2021
Investments accounted for using equity method [abstract]
Summary of Group's Subsidiaries

a)	Subsidiaries
The Group’s subsidiaries as at March 31, 2021 are as follows:

Susbsidiaries	Principal activities	Country of Incorporation	Immediate holding company	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2020	The Company’s / Immediate holding Company’s percentage holding (in %) as at March 31, 2021
Cairn Energy India Pty Limited 2	Oil and gas exploration, development and production	Australia	Cairn India Holdings Limited	100.00	—
Copper Mines of Tasmania Pty Limited (“CMT”)	Copper mining	Australia	Monte Cello BV	100.00	100.00
Thalanga Copper Mines Pty Limited (“TCM”)	Copper mining	Australia	Monte Cello BV	100.00	100.00
Bharat Aluminium Company Limited (“BALCO”)	Aluminium mining and smelting	India	Vedanta Limited	51.00	51.00
Electrosteel Steels Limited	Manufacturing of Steel & DI Pipe	India	Vedanta Limited	95.49	95.49
Goa Sea Port Private Limited	Infrastructure	India	Sterlite Ports Limited	100.00	100.00
Hindustan Zinc Limited (“HZL”)	Zinc mining and smelting	India	Vedanta Limited	64.92	64.92
MALCO Energy Limited (“MEL”)	Power generation	India	Vedanta Limited	100.00	100.00
Maritime Ventures Private Limited	Infrastructure	India	Sterlite Ports Limited	100.00	100.00
Paradip Multi Cargo Berth Private Limited	Infrastructure	India	Vedanta Limited	100.00	100.00
Sesa Mining Corporation Limited	Iron ore mining	India	Sesa Resources Limited	100.00	100.00
Sesa Resources Limited (“SRL”)	Iron ore mining	India	Vedanta Limited	100.00	100.00
Sterlite Ports Limited	Infrastructure	India	Vedanta Limited	100.00	100.00
Talwandi Sabo Power Limited (“TSPL”)	Power generation	India	Vedanta Limited	100.00	100.00
Vizag General Cargo Berth Private Limited	Infrastructure	India	Vedanta Limited	100.00	100.00
Killoran Lisheen Finance Limited (a)	Investment company	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
Killoran Lisheen Mining Limited	Development of a Zinc and lead mine	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
Lisheen Milling Limited	Manufacturing 3	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
Lisheen Mine Partnership	Development and operation of a zinc/ lead mine	Ireland	50% each held by Killoran Lisheen Mining Limited & Vedanta Lisheen Mining Limited	100.00	100.00
Vedanta Exploration Ireland Limited (a)	Exploration company	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
Vedanta Lisheen Holdings Limited	Investment company	Netherlands	THL Zinc Holding BV	100.00	100.00
Vedanta Lisheen Mining Limited	Zinc and lead mining	Ireland	Vedanta Lisheen Holdings Limited	100.00	100.00
AvanStrate Inc. (‘ASI’)	Holding Company	Japan	Cairn India Holdings Limited	51.63	51.63
Cairn India Holdings Limited	Investment company	Jersey	Vedanta Limited	100.00	100.00
Western Cluster Limited	Iron ore mining	Liberia	Bloom Fountain Limited	100.00	100.00
Bloom Fountain Limited	Operating (Iron ore) and Investment Company	Mauritius	Vedanta Limited	100.00	100.00
CIG Mauritius Holdings Private Limited (a)	Investment Company	Mauritius	Cairn Energy Hydrocarbons Limited	100.00	100.00
CIG Mauritius Private Limited (a)	Investment Holding Company and to provide services and resources relevant to oil & gas exploration, production and development	Mauritius	CIG Mauritius Holdings Private Limited	100.00	100.00
THL Zinc Limited	Investment company	Mauritius	THL Zinc Ventures Ltd	100.00	100.00
THL Zinc Ventures Limited	Investment company	Mauritius	Vedanta Limited	100.00	100.00
Amica Guesthouse (Proprietary) Limited	Accommodation and catering services	Namibia	SZPL	100.00	100.00
Namzinc (Proprietary) Limited	Owns and operates zinc refinery	Namibia	SZPL	100.00	100.00
Skorpion Mining Company (Proprietary) Limited (‘NZ’)	Exploration, development, treatment production and sale of zinc ore	Namibia	SZPL	100.00	100.00
Skorpion Zinc (Proprietary) Limited (‘SZPL’)	Operating (Zinc) and Investment Company	Namibia	VNHL	100.00	100.00
THL Zinc Namibia Holdings (Proprietary) Limited (“VNHL”)	Mining and Exploration and Investment company	Namibia	THL Zinc Ltd	100.00	100.00
Lakomasko BV	Investment company	Netherlands	THL Zinc Holding BV	100.00	100.00
Monte Cello BV (“MCBV”)	Holding company	Netherlands	Vedanta Limited	100.00	100.00
THL Zinc Holding BV	Investment company	Netherlands	Vedanta Limited	100.00	100.00
Cairn Energy Discovery Limited 2	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	100.00	—
Cairn Energy Gujarat Block 1 Limited	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	100.00	100.00
Cairn Energy Hydrocarbons Limited	Oil and gas exploration, development and production	Scotland (b)	Cairn India Holdings Limited	100.00	100.00
Cairn Exploration (No. 2) Limited 2	Oil and gas exploration, development and production	Scotland	Cairn India Holdings Limited	100.00	—
Black Mountain Mining (Proprietary) Limited	Exploration, development, production and sale of zinc, lead, copper and associated mineral concentrates	South Africa	THL Zinc Ltd	74.00	74.00
Cairn South Africa Pty Limited 4	Oil and gas exploration, development and production	South Africa	Cairn Energy Hydrocarbons Limited	100.00	100.00
AvanStrate Korea Inc	Manufacturer of LCD glass substrate	South Korea	Avanstrate (Japan) Inc.	100.00	100.00
Cairn Lanka Private Limited	Oil and gas exploration, development and production	Sri Lanka	CIG Mauritius Private Limited	100.00	100.00
AvanStrate Taiwan Inc	Manufacturer of LCD glass substrate	Taiwan	Avanstrate (Japan) Inc.	100.00	100.00
Fujairah Gold FZC	Manufacturing of Copper Rod and Refining of Precious Metals (Gold & Silver)	United Arab Emirates	Malco Energy Limited	100.00	100.00
Sterlite (USA) Inc. (a)	Investment company	United States of America	Vedanta Limited	100.00	100.00
Ferro Alloy Corporation Limited (FACOR) (c)	Manufacturing of Ferro Alloys and Mining	India	Vedanta Limited	—	100.00
FACOR Alloys corporation Limited (c)	Real estate	India	FACOR	—	100.00
FACOR Power Limited (c)	Power Generation	India	FACOR	—	90.00

(a)	Under liquidation
(b)	Principal place of business is in India
(c)	Acquired with effect from September 21, 2020
1)	The Group also has interest in certain trusts which are neither significant nor material to the Group.
2)	Cairn Exploration (No. 2) Limited and Cairn Energy Discovery Limited have been dissolved w.e.f. September 22, 2020. Cairn Energy India (Pty) Ltd. deregistered on August 26, 2020.
3)	Activity of the company ceased in February 2016.
4)	deregistered w.e.f. April 06, 2021.

Summary of Joint Operations

b) Joint Operations
The Group participates in several unincorporated joint operations which involve the joint control of assets used in oil and gas exploration and producing activities which are as follows:

		Participating Interest (%)
Operating Blocks	Area	As at March 31, 2020	As at March 31, 2021
India:
Ravva block – Exploration and production	Krishna Godavari	22.50	22.50
CB-OS/2 – Exploration	Cambay Offshore	60.00	60.00
CB-OS/2 – Development & production	Cambay Offshore	40.00	40.00
RJ-ON-90/1 – Exploration	Rajasthan Onshore	100.00	100.00
RJ-ON-90/1 – Development & production	Rajasthan Onshore	70.00	70.00
KG-OSN-2009/3 – Exploration	Krishna Godavari Offshore	100.00	100.00
Non-Operating Blocks
India:
KG-ONN-2003/1	Krishna Godavari Onshore	49.00	49.00

(1)	South Africa Block1-Exploration was relinquished on September 10, 2019.